Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes.
Schedule of Income Tax Benefit

Income tax benefit consisted of the following:

	December 31, 2022	December 31, 2021
Current Expense:
Federal	$—	$—
State	—	—
	—	—
Deferred Benefit:
Federal	414,299	266,278
State	86,955	53,860
	501,254	320,138
Total Income Tax Benefit	$501,254	$320,138

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities at December 31, 2022 and at December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Federal Net Operating Loss	$1,938,600	$205,018
State Net Operating Loss	219,293	42,419
Capitalized R&D	501,533	—
Fixed Assets	(506,458)	(536,567)
Tax Credits	67,911	5,968
Stock Compensation	782,991	66,822
Accrued Compensation and Other Expenses	94,811
Right of Use Assets	(388,355)	—
Lease Liability	395,297	—
Other	547	217
Prepaid Expenses	(160,854)	(285,131)
Total gross deferred tax assets/(liabilities)	2,945,316	(501,254)
Less valuation allowance	(2,945,316)	—
Net deferred tax assets/(liabilities)	$—	$(501,254)

Schedule of Effective Income Tax

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2022	December 31, 2021
Federal Statutory Rate	21.0%	21.00%
Permanent Differences	(0.07)%	(0.10)%
Transaction Costs	(9.69)%	—
State Taxes	6.06%	4.32%
Credits	0.93%	0.48%
Valuation Allowance	(44.16)%	—
Change in Fair Value of Warrant Liability	33.4%	—
Effective Tax Rate	7.51%	25.70%